Expenses by nature (Schedule of Expenses by Nature) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 15, 2018	Jun. 21, 2017	Dec. 31, 2018	Dec. 31, 2017
Expenses
Salaries, wages and benefits			$ 5,945	$ 4,025
Other research and development expenditures, including clinical costs			8,398	3,045
Professional and consulting fees	$ 285	$ 391	1,987	1,231
Travel			550	225
Office, rent and telecommunications			586	414
Insurance			444	81
Marketing, communications and investor relations			1,370	1,154
Depreciation			325	140
Stock-based compensation			1,182	571
Deferred share unit compensation			508	1,147
Other			800	329
Accreted interest			1,385	966
Research and development tax credits			(1,027)	(537)
Government assistance			(35)	(542)
Total Expenses			$ 22,418	$ 12,249